Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000096654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.20%	1.92%	1.81%
C000096656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.83%	1.62%	1.28%
C000148124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000096657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096654
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%	2.39%	2.04%
Without Sales Load [Member] | C000096656
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%	1.62%	1.28%
Without Sales Load [Member] | C000148124
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	2.71%	2.31%
Without Sales Load [Member] | C000096657
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	2.65%	2.29%
Without Sales Load [Member] | C000096658
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	2.69%	2.32%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Average Annual Return, Percent	7.19%	1.70%	1.64%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Average Annual Return, Percent	7.19%	1.70%	1.64%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Average Annual Return, Percent	7.19%	1.70%	1.64%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Average Annual Return, Percent	7.19%	1.70%	1.64%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Average Annual Return, Percent	7.19%	1.70%	1.64%